Notes Receivable - Related Party (Details) (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of common stock, value		$ 1,690,000
Deferred gain on available for sale securities	177,750
Employee [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	1,000,000
Percentage of proceeds received from issuance of common stock (in hundredths)	95.00%
Hydrocarb Energy Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consulting fee receivable	2,400,000
Amount payable		800,000
Period for payment from the date of assignment consented by ministry (in years)		15 years
Percentage of working interest assigned (in hundredths)		39.00%
Notes payable		1,600,000
Amount payable in current year		800,000
Amount payable in year two		800,000
Interest rate (in hundredths)		5.00%
Rate of late fee (in hundredths)		10.00%
Period after which late fee to be charged (in days)		30 days
Penalty income on notes payable	480,000
Interest and late fees income	73,630
Issuance of common stock (in shares)	1,859,879
Joint interest billings	635,937
Issuance of common stock, value	3,589,567
Proceeds from interest and fees received	$ 25,000
Period of stock being listed for amount receivable (in days)	90 days
Hydrocarb Energy Corporation [Member] | Employee [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of common stock (in shares)	575,000